Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents
Cash and Cash Equivalents
6.	Cash and Cash Equivalents

Cash and cash equivalents as of December 31, 2023 and 2022, consisted of:

	2023		2022
Cash and bank accounts	Ps.	2,316,842	Ps.	2,041,883
Short-term investments (1)		30,269,510		49,089,109
Total cash and cash equivalents	Ps.	32,586,352	Ps.	51,130,992

(1) Highly liquid investments with an original maturity of three months or less at the date of acquisition.